RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTIES
NOTE 12: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 8.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns, together with shares owned directly by Mr. and Mrs. Mittal, 35.64% of ArcelorMittal’s issued ordinary shares. Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
12.1 Sales and trade receivables

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2020	2019	2018	2020	2019
Calvert	Joint Venture	1,488	2,518	2,207	18	5
Gonvarri Steel Industries [1]	Associate	1,395	1,728	2,022	67	42
Borçelik	Joint Venture	312	474	536	15	20
ArcelorMittal CLN Distribuzione Italia	Joint Venture	304	483	511	6	57
Bamesa	Associate	226	365	383	27	32
I/N Kote [2]	Other	226	321	329	—	2
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	167	225	136	14	13
Aperam	Other	155	172	278	19	16
Coils Lamiere Nastri (C.L.N.)	Associate	146	247	265	7	10
Tuper	Joint Venture	128	147	155	36	43
WDI [3]	Associate	106	105	148	1	1
Tameh	Joint Venture	64	109	110	6	8
SSC Tanger	Associate	49	55	53	1	1
Al Jubail	Joint Venture	4	25	115	4	—
Macsteel [4]	Other	—	—	470	—	—
Other		372	468	541	48	48
Total		5,142	7,442	8,259	269	298
1.Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
2.I/N Kote was divested on December 9, 2020 upon completion of ArcelorMittal USA sale (see note 2.3.1).
3.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
4.Macsteel was sold on October 31, 2018.
12.2 Purchases and trade payables

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2020	2019	2018	2020	2019
Tameh	Joint Venture	171	273	344	37	22
Global Chartering	Joint Venture	138	—	—	8	12
Calvert	Joint Venture	124	127	107	9	41
Baffinland [1]	Associate	64	16	28	52	1
Aperam	Other	56	47	85	8	7
CFL Cargo	Associate	54	63	59	16	17
Exeltium	Associate	50	52	54	12	—
Baycoat	Joint Venture	46	47	43	7	8
Sitrel	Joint Venture	29	49	41	—	1
Gonvarri Steel Industries [2]	Associate	19	22	35	17	15
Al Jubail	Joint Venture	16	53	42	7	4
Other		384	343	278	99	123
Total		1,151	1,092	1,116	272	251
1.Baffinland was classified as an associate as of October 31, 2017 (see note 2). Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
2.Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
12.3 Other transactions with related parties
At December 31, 2019, subsequent to the ArcelorMittal's sale of a 50% controlling interest in Global Chartering to DryLog (see note 2.3.1), the Company signed a 10 year freight contract with Global Chartering, whereby ArcelorMittal agreed to provide cargo up to 16.8 million tonnes annually for shipping, representing 80% of the capacity of Global Chartering at that time. As of December 31, 2019, the Company also had an outstanding short-term loan of 127 granted to Global Chartering, which was repaid in 2020 following the sale-and-lease back of three vessels owned by Global Chartering.
At December 31, 2020, the shareholder loans granted by the Company to Al Jubail, with various maturity dates, had a carrying value of 109 (see note 2.4.3).
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2020, the loans amounted to 178 including accrued interest. The loans bear interest from 2.28% to 4.77% and have various maturity dates ranging from less than 1 to 25 years.
On November 8, 2019, Baffinland entered into an agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 450. This arrangement was renewed on December 1, 2020.
ArcelorMittal's shared operator rights terminated on June 30, 2018 and the Company retained marketing rights until December 31, 2019. For the duration of 2020, ArcelorMittal provided transitional marketing services to Baffinland. Following the Indian Supreme Court ruling dated October 4, 2018, ArcelorMittal completed a series of payments to the financial creditors of KSS Petron to clear overdue debts (see note 4.6). AMNS India has the right to enforce the KSS Petron debt on behalf of the Company for an outstanding amount of 136 as of December 31, 2020.